Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Financial liabilities - Additional information (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Notional and accrued interest	€ 543
Future interest on bonds	11,536
Future interest on bank loans	(2,068)
Future interest on derivative instruments	€ 969